Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share
25.	Loss Per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31,
	2020	2021	2022
Numerator:
Net loss	(2,731,985)	(4,863,096)	(9,138,972)
Accretion on Preferred Shares to redemption value	(2,157,744)	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.	(4,889,729)	(4,863,096)	(9,138,972)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	754,270,914	1,642,906,400	1,712,533,564

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(6.48)	(2.96)	(5.34)

For the years ended December 31, 2020, 2021 and 2022, the Company had potential ordinary shares, including non-vested
RSUs granted. As the Group incurred losses for the years ended December 31, 2020, 2021 and 2022, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
RSUs excluded from the calculation of diluted net loss per share of the Company were 20,841,866, 44,422,384 and 39,259,022 as of December 31, 2020, 2021 and 2022, respectively.